Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Gain on financial investments	$ 21,388	$ 12,032	$ 9,132
Interest on loans with related parties (Note 13)	1,012	7,165	5,702
Monetary adjustment of assets	1,881	1,507	1,147
Interest on financial assets	2,621	2,921	1,387
Other finance income	2,966	1,330	1,900
Total finance income	29,868	24,955	19,268
Finance costs
Interest on loans and financing	(56,434)	(36,059)	(33,073)
Interest on deferred revenue	(8,184)
Monetary adjustment of provisions	(9,478)	(9,595)	(5,966)
Charges on discounting of trade bills	(5,379)	(6,105)	(4,524)
Present value adjustment	(9,180)	(4,291)	(3,341)
Other finance costs	(17,514)	(14,324)	(14,721)
Total finance costs	(106,169)	(70,374)	(61,625)
Exchange and monetary variations, net	(53,880)	124,500	(299,574)
Finance results, net	$ (130,181)	$ 79,081	$ (341,931)